TAXES ON INCOME - Taxes on income (tax benefits) are comprised (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current taxes	$ 2,434	$ 1,001	$ 807
Deferred tax expense (income)	3,462	8,398	(16,099)
Income Tax Expense (Benefit)	5,896	9,399	(15,292)
Domestic Tax Authority [Member]
Current taxes	819	300	100
Deferred tax expense (income)	2,464	7,220	(10,521)
Foreign Tax Authority [Member]
Current taxes	1,615	701	707
Deferred tax expense (income)	$ 998	$ 1,178	$ (5,578)